Taxation - Income Tax Expense - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting and taxable income
Deferred tax	€ (21,189)	€ (149,444)	€ (40,161)
Current tax	152,625	183,851	208,370
Total income tax expense	€ 131,436	34,407	€ 168,209
Impact recorded in income tax expense due to change in tax rate		€ (171,169)
United States
Reconciliation of accounting and taxable income
Tax rate (as a percent)	21.00%	35.00%
Impact recorded in income tax expense due to change in tax rate		€ 171,000